Income Taxes	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax Explanatory [Abstract]
Disclosure of income tax [text block]
Note 21.	Income Taxes

The Company is incorporated in the Cayman Islands, a tax-free country; accordingly, pretax income generated by the group parent company is not subject to local income tax. Substantially all of the Company’s taxable income is derived from the operations in the ROC and, therefore, substantially all of the Company’s income tax expense attributable to income from continuing operations is incurred in the ROC. Other foreign subsidiary companies calculate income tax in accordance with local tax law and regulations.

According to the amendments to the “Income Tax Act” enacted by the office of the President of the Republic of China (Taiwan) on February 7, 2018, an increase in the statutory income tax rate from 17% to 20% and a decrease in the undistributed earning tax from 10% to 5% are effective from January 1, 2018. The 5% surtax is only to the extent such income is not distributed or set aside as legal reserve before the end of the following year. The surtax is recorded in the period the income is earned, and the reduction in the surtax liability is recognized in the period the distribution to shareholders or the setting aside of legal reserve is finalized in the following year.

In accordance with the ROC Statute for Upgrading Industries, Himax Taiwan’s capital increase in June 2009 as well as Himax Semiconductor’s capital increase in October 2009 related to the manufacturing of a newly designed TFT-LCD driver were approved by the government authorities for income tax exemptions as a result of investing in a newly emerging, important and strategic industry. Himax Taiwan’s capital increase in November 2009 related to the electronic parts and components manufacturing was also approved by the government authorities for income tax exemptions. The incremental income derived from selling the above new product is tax-exempt for a period of five years.

The Company is entitled to the following income tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
June 5, 2009	January 1, 2014-December 31, 2018
November 12, 2009	January 1, 2014-December 31, 2018
Himax Semiconductor (1) :
October 9, 2009	January 1, 2014-December 31, 2018

Note 1:	For management purpose, Himax Semiconductor Inc. was merged into Himax Technologies Limited on July 2, 2018. As a result, the tax exemption was expired upon merge.

(a)	Income tax expense (benefit) recognized in profit or loss for the years ended December 31, 2017 and 2018 consists of the following:

	Year ended December 31,
	2017	2018
	(in thousands)

Current tax expense
Current period	$6,852	5,878
Adjustment for prior periods	(686)	(172)
	6,166	5,706

Deferred tax expense
Origination and reversal of temporary differences	(955)	1,012
Investment tax credits and operating loss carryforward	(657)	(4,525)
Effect of tax rate changes	-	(1,199)
	(1,612)	(4,712)
Total income tax expense	$4,554	994

(b)	Income taxes expense (benefit) recognized directly in other comprehensive income for the years ended December 31, 2017 and 2018 consist of the following:

	Year ended December 31,
	2017	2018
	(in thousands)

Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$(15)	169

(c)	Reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate of 17% in 2017 and 20% in 2018, compared with the actual income tax expense as reported in the consolidated statements of profit or loss for the years ended December 31, 2017 and 2018 are summarized as follows:

	Years ended December 31,
	2017		2018
	Rate	Amount	Rate	Amount
		(in thousands)		(in thousands)
Profit before income taxes		$30,092		7,020
Income tax expense calculated at the statutory rate	17.0%	5,116	20.0%	1,404
Tax on undistributed earnings	(3.9)%	(1,181)	(10.8)%	(755)
Tax-exempt income	(1.8)%	(548)	(16.2)%	(1,135)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(2.3)%	(686)	(0.8)%	(56)
Increase in tax credits	(13.1)%	(3,926)	(75.6)%	(5,306)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	19.3%	5,815	100.2%	7,034
Net of non-taxable income and non-deductible expense	0.4%	115	(2.1)%	(151)
Capital gain Tax	7.7%	2,304	(1.6)%	(116)
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	(1.0)%	(298)	6.3%	440
Foreign tax rate differential	(9.9)%	(2,988)	12.1%	850
Variance from audits, amendments and examinations of prior years’ income tax filings	1.5%	456	(0.8)%	(58)
Effect of tax rate changes	-	-	(17.1)%	(1,199)
Others	1.2%	375	0.6%	42
Income tax expense		$4,554		994
Effective tax rate	15.1%		14.2%

(d)	As of January 1, 2017, December 31, 2017 and 2018, the components of deferred tax assets and deferred tax liabilities were as follows:

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Deferred tax assets:
Inventory	$5,190	4,581	5,996
Tax credit carryforwards	-	618	3,567
Allowance for sales discounts	434	575	685
Operating loss carryforward-statutory tax	551	590	2,166
Accrued compensated absences	221	446	553
Depreciation	348	367	481
Unrealized foreign exchange loss	-	-	8
Remeasurement of defined benefit plans	138	138	-
Others	374	398	448
	$7,256	7,713	13,904

Deferred tax liabilities:
Unrealized foreign exchange gain	$(1,132)	(25)	-
Acquired intangible assets	(104)	(86)	(1,645)
Remeasurement of defined benefit plans	-	-	(114)
Others	(45)	-	-
	$(1,281)	(111)	(1,759)

As of December 31, 2018, the Company has not provided for income taxes on undistributed earnings of approximately $605,687 thousand of its foreign subsidiaries since the Company has specific plans to reinvest these earnings indefinitely. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. This amount becomes taxable when the ultimate parent company, Himax Technologies, Inc., executes other investments, share buybacks or shareholder dividends to be funded by cash distribution by its foreign subsidiaries. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings because of the complexities of the hypothetical calculation.

(e)	Changes in deferred tax assets and liabilities were as follows:

	January 1, 2017	Recognized in profit or loss	Recognized in other comprehensive income	December 31, 2017	Recognized in profit or loss	Recognized in other comprehensive income	December 31, 2018
	(in thousands)
Inventory	$5,190	(609)	-	4,581	1,415	-	5,996
Tax credit carryforwards	-	618	-	618	2,949	-	3,567
Allowance for sales discounts	434	141	-	575	110	-	685
Operating loss carryforward	551	39	-	590	1,576	-	2,166
Accrued compensated absences	221	225	-	446	107	-	553
Depreciation	348	19	-	367	114	-	481
Unrealized foreign exchange loss (gain)	(1,132)	1,107	-	(25)	33	-	8
Remeasurement of defined benefit plans	138	(15)	15	138	(83)	(169)	(114)
Acquired intangible assets	(104)	18	-	(86)	(1,559)	-	(1,645)
Others	329	69	-	398	50	-	448
Total	$5,975	1,612	15	7,602	4,712	(169)	12,145

(f)	Unrecognized Deferred Tax Assets

Gross amount of deferred tax assets have not been recognized in respect of the following items.

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Unused tax credits	$1,934	1,934	1,934
Unused operating loss carryforwards-statutory tax	186,741	216,108	222,240
Unused operating loss carryforwards-undistributed earnings tax	146,947	179,301	198,639
Others	15,464	13,988	21,665
	$351,086	411,331	444,478

As of December 31, 2018, the unused investment tax credits with its expiration year from 2020 to 2034 from US operations were $1,560 thousand.

Tax loss carryforwards is utilized in accordance with the relevant jurisdictional tax laws and regulations. Net losses from foreign subsidiaries are approved by tax authorities in respective jurisdiction to offset future taxable profits. Under ROC Income Tax Acts, the tax loss carryforward in the preceding ten years is available to be deducted from tax income for Taiwan operations. The statutory losses would be deducted for undistributed earnings tax and were not subject to expiration for Taiwan operations.

As of December 31, 2018, the expiration period for abovementioned unrecognized deferred tax assets of unused operating loss carryforwards for statutory tax were as follows:

	Deductible amount	Unrecognized deferred tax assets	Expiration year
	(in thousands)
Taiwan operations	$95,334	$19,067	2019~2023
	106,216	21,243	2024~2028
Hong Kong operations	1,810	149	Indefinitely
US operations	10,666	2,832	2025~2038
Israel operations	8,214	1,889	Indefinitely
		$45,180

(g)	Assessments by the tax authorities

The Company’s major taxing jurisdiction is Taiwan. Except for Himax Taiwan and Imaging Taiwan, which have been examined and assessed by the ROC tax authorities through 2015, all other Taiwan subsidiaries’ income tax returns have been examined and assessed by the ROC tax authorities through 2016. The income tax returns of 2017 for all Taiwan subsidiaries are open to examination by the ROC tax authorities. Taiwanese entities are customarily examined by the tax authorities and it is possible that a future examination will result in a positive or negative adjustment to the Company's unrecognized tax benefits within the next 12 months; however, management is unable to estimate a range of the tax benefits or detriment as of December 31, 2018.